Depreciation and amortization (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation and amortization [Abstract]
Amortization of intangible assets	$ 4,512	$ 4,344	$ 4,098
Depreciation	3,506	2,399	1,281
Depreciation and amortization	$ 8,018	$ 6,743	$ 5,379